CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' equity
Preferred stock, shares authorized	4,818,654	4,818,654	9,999,790
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	29,980,183	25,206,914	12,619,369
Common Stock, Shares Outstanding	29,980,183	25,206,914	12,619,369
Series A Preferred Stock
Stockholders' equity
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	5,181,346	5,181,346	5,181,346
Preferred Stock, Shares Outstanding	210	210	210